Convertible Debentures (Details)							4 Months Ended	6 Months Ended
	Jul. 17, 2025 USD ($)	May 23, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 09, 2024 USD ($) $ / shares shares	Jan. 23, 2024 USD ($) $ / shares shares	May 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Apr. 30, 2025	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Convertible Debentures [Line Items]
Carrying value of convertible debenture											$ 56,337,500	$ 54,000
Interest expense debt								$ 2,000	$ 198,000
Convertible debentures received net proceeds					$ 1,400,000
Conversion price (in Dollars per share) | $ / shares						$ 1.6		$ 0.6
Purchase additional debenture amount					23,750,000
Warrants per share (in Dollars per share) | $ / shares						$ 8
Percentage of OID								12.00%
Bearing interest								8.00%		8.00%
Fair value warrants							$ 267,000	$ (123,188)	8,438
Carrying value			$ 668,000	$ 412,000			$ 409,000
Debt issuance cost
Derivative liability for interest amount								3,917,000
Debentures carried value								769,000
Derivative liability fair value								4,946,000
Professional fees								861,134	$ 3,445,938
Aggregate principal amount	$ 589,000,000
Percentage of net proceeds	75.00%
Purchase tokens								6,500,000
purchasetokens including cash								$ 1,500,000
Percentage of original investor discount								4.00%
Percentage of interest paid in cash								12.00%
Percentage of token purchase								24.00%
Debt issuance cost								$ 220,000
Percentage of placement agent fee								2.00%
ADSs [Member]
Convertible Debentures [Line Items]
Issuable warrants (in Shares) | shares		140,625				200,156
Series J Warrant [Member]
Convertible Debentures [Line Items]
Fair value warrants								$ 460,000
Series K Warrants [Member]
Convertible Debentures [Line Items]
Warrants per share (in Dollars per share) | $ / shares								$ 4.34
Fair value warrants								$ 578,000
Series L Warrants [Member]
Convertible Debentures [Line Items]
Warrants per share (in Dollars per share) | $ / shares								$ 0.23
Fair value warrants								$ 29,000
Convertible Debenture [Member]
Convertible Debentures [Line Items]
Principal amount					$ 1,500,000
Fair value warrants				$ 528,000
January 2025 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Convertible debentures received net proceeds						$ 2,000,000
Principal amount						$ 2,135,000
Conversion price (in Dollars per share) | $ / shares						$ 8
May 2025 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Convertible debentures received net proceeds		$ 705,000
Principal amount		$ 750,000
Conversion price (in Dollars per share) | $ / shares		$ 2.71
Rate of conversion price		90.00%
Trading days		10 days
ADS [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 0.54
August 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Warrants per share (in Dollars per share) | $ / shares		$ 4
August 2024 Convertible Debenture, under August 2024 SPA [Member]
Convertible Debentures [Line Items]
Derivative liability for interest amount								1,641,000
Hybrid instrument								686,000
June 2025 Secured Convertible Debenture, under June 2025 SPA [Member]
Convertible Debentures [Line Items]
Purchase tokens								5,000,000
Net of debt original issue discount								$ 8,643,000
August and December 2022 Convertible Debentures [Member]
Convertible Debentures [Line Items]
Embedded derivative liability												$ 18,000
Number of shares purchase (in Shares) | shares					80,357
Exercise price (in Dollars per share) | $ / shares					$ 14
Conversion price (in Dollars per share) | $ / shares					$ 14
Rate of conversion price					90.00%
Percentage of OID								5.00%
May 2022 debenture [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share) | $ / shares					$ 1.78
January 2025 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Rate of conversion price						90.00%
May 2022 Convertible Debenture, under May 2022 SPA [Member]
Convertible Debentures [Line Items]
Fair value warrants			$ 754,000
August 2024, January 2025 and May 2025 Convertible Debentures, under August 2024 SPA [Member]
Convertible Debentures [Line Items]
Debt issuance cost								$ 309,000
Derivative liability fair value								$ 267,000
June 2025 Secured Convertible Debenture, under June 2025 SPA [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 2.8
Net of debt original issue discount								$ 1,560,000
December 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Rate of conversion price								90.00%
Measurement Input, Expected Term [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Option price model								7
Measurement Input, Expected Term [Member] | Series K Warrants [Member]
Convertible Debentures [Line Items]
Option price model								7
Measurement Input, Expected Term [Member] | Series L Warrants [Member]
Convertible Debentures [Line Items]
Option price model								7
Measurement Input, Share Price [Member]
Convertible Debentures [Line Items]
Option price model		2.76
Measurement Input, Share Price [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Option price model								12.55
Measurement Input, Share Price [Member] | Series K Warrants [Member]
Convertible Debentures [Line Items]
Option price model								7
Measurement Input, Share Price [Member] | Series L Warrants [Member]
Convertible Debentures [Line Items]
Option price model								2.76
Measurement Input, Option Volatility [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Option price model								103.17
Measurement Input, Option Volatility [Member] | Series K Warrants [Member]
Convertible Debentures [Line Items]
Option price model								104.6
Measurement Input, Option Volatility [Member] | Series L Warrants [Member]
Convertible Debentures [Line Items]
Option price model								103.28
Measurement Input, Risk Free Interest Rate [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Option price model								3.42
Measurement Input, Risk Free Interest Rate [Member] | Series K Warrants [Member]
Convertible Debentures [Line Items]
Option price model								4.06
Measurement Input, Risk Free Interest Rate [Member] | Series L Warrants [Member]
Convertible Debentures [Line Items]
Option price model								3.73
Measurement Input, Expected Dividend Rate [Member]
Convertible Debentures [Line Items]
Option price model		0
Measurement Input, Expected Dividend Rate [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Option price model								0
Measurement Input, Expected Dividend Rate [Member] | Series K Warrants [Member]
Convertible Debentures [Line Items]
Option price model								0
Measurement Input, Expected Dividend Rate [Member] | Series L Warrants [Member]
Convertible Debentures [Line Items]
Option price model								0
Series J Warrant [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Warrants per share (in Dollars per share) | $ / shares								$ 9.1
Convertible Debt [Member]
Convertible Debentures [Line Items]
Derivative liability fair value								$ 3,917,000
Subsequent Event [Member]
Convertible Debentures [Line Items]
Convertible debentures received net proceeds	$ 10,203,000
Aggregate fair value	600,000,000
Debt discount	440,000
Paid to buyer	137,000
Professional fees	220,000
Subsequent Event [Member] | Convertible Debenture [Member]
Convertible Debentures [Line Items]
Principal amount	$ 11,000,000
Class A Ordinary Shares [Member]
Convertible Debentures [Line Items]
Derivative liability for interest amount								$ 540,000
Ordinary shares issued (in Shares) | shares								1,828,532,500